Intangible assets	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets

7.	Intangible assets

	Trademark	Patent	Technical know-how of stem cells cultivation	Total
	USD	USD	USD	USD

Cost
As at 1 April 2023	7,968	294,317	226,398	528,683
Additions	-	694,618	-	694,618
Exchange difference	(525)	(19,388)	(14,914)	(34,827)

As at 31 March 2024/1 April 2024	7,443	969,547	211,484	1,188,474
Exchange difference	498	64,863	14,148	79,509

As at 31 March 2025	7,941	1,034,410	225,632	1,267,983

Accumulated amortisation
As at 1 April 2023	7,697	94,181	226,398	328,276
Charge for the financial year	32	44,775	-	44,807
Exchange difference	(508)	(6,990)	(14,914)	(22,412)

As at 31 March 2024/1 April 2024	7,221	131,966	211,484	350,671
Charge for the financial year	33	163,060	-	163,093
Exchange difference	484	11,274	14,148	25,906

As at 31 March 2025	7,738	306,300	225,632	539,670

Carrying amount

As at 31 March 2025	203	728,110	-	728,313

As at 31 March 2024	222	837,581	-	837,803

The amortisation of the intangible assets of the Group included in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income of the Group and the amortisation rate used are on a straight line basis which was based on the estimated useful lives of the intangible assets, at the following rates:

Trademark	10.00 years
Patent	6.25 years
Technical know-how of stem cells cultivation	5.00 years